Annual Report

August 31, 1998

INVESCO
Value Funds

Intermediate Government
  Bond Fund
Total Return Fund
Value Equity Fund

INVESCO
YOU SHOULD KNOW WHAT INVESCO KNOWS. (TM)

Market Overview                                                  September 1998

     What a difference a year makes. In the summer of 1997, market pundits were concerned that the Federal Reserve Board would have to raise interest rates to cool an overheating economy. Now, speculation has intensified that the Fed will continue to lower interest rates to address worldwide liquidity problems and keep the U.S. economy growing in the face of a global slowdown brought about by the emerging market currency crisis. But what has really changed in the last 12 months?
     o Market psychology for equities has deteriorated. After more than seven years of a bull market producing strong returns with limited volatility, equity markets experienced two painful corrections in the last 12 months. In fact, August 1998 was the worst month for equities since October 1987, as many equity indexes experienced declines over 15%.
     o Corporate earnings have slowed in 1998, as the strong dollar and slower global growth have made it difficult for many U.S. companies to sell their products overseas. In addition, intense global competition has kept prices in check -- making it difficult for companies to enhance earnings by increasing prices.
     o Inflation appears to be comatose. Although real wages are starting to increase, declining commodity prices and a flood of cheaper products from the world's emerging markets have decreased consumer prices and reduced the threat of inflation.
     o Interest rates have declined significantly. The implied yield on a 30-year U.S. government bond reached 7.17% in April 1997, and the economy appeared on the verge of overheating. But, as the Asian currency crisis intensified, a flight to quality occurred in the fixed-income market in the fall of 1997, and the yield on the 30-year bond dropped to 5.97% by year-end. As the global currency turmoil continued in 1998, the yield on the 30-year bond decreased and ended September at 4.95%. Interest rates are presently at levels not seen in the last three decades.
     The next six to 12 months may be difficult for equity investors. Although the economy still appears to be in good shape fundamentally, the emerging market turmoil has spread from Asia to Russia and is attempting to infect Latin America -- which is a large trade partner of the U.S. Investors should be prepared for continued volatility for the rest of 1998. However, once the turmoil passes, it could create enormous opportunities for U.S. companies to increase their global presence.

     For fixed-income investors, global currency problems will continue to exert deflationary pressures on the U.S. economy, increasing the potential for lower interest rates. With inflation hibernating, the risks associated with owning fixed-income securities have decreased -- especially for high quality obligations.
     Recent market volatility is not necessarily indicative of a long-term downturn in the equity markets. For the patient investor with a long time horizon, stocks have offered the best opportunities to accumulate wealth. But if you are an investor who is uncomfortable with wide price swings, it may be a good time to evaluate your financial goals and adjust your portfolio accordingly. Remember that one of the best ways to reduce volatility is through diversification.

INVESCO Value Funds
     The line graphs below illustrate the value of a $10,000 investment in each of the INVESCO Value Funds, plus reinvested dividends and capital gain distributions, for the 10-year period ended 8/31/98. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (2)

                        Intermediate Government Bond Fund
                           Average Annual Total Return
                                as of 8/31/98 (2)

                        1 Year                       7.92%
                        ----------------------------------
                        5 Years                      5.47%
                        ----------------------------------
                        10 Years                     7.73%
                        ----------------------------------

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Intermediate Government Bond Fund to the value of a $10,000 investment in the Lehman Government Bond-Intermediate Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/98.


Intermediate Government Bond Fund
     For the one-year period ended 8/31/98, INVESCO Intermediate Government Bond Fund had a total return of 7.92%, compared to a total return of 9.27% for the Lehman Intermediate Government Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)

Review & Outlook
A  Discussion  with  Portfolio  Manager Jim Baker
What has changed over the past year?
     During the last 12 months, the Asian currency crisis spread from the Asian/Pacific Rim region to Russia and now appears to be heading towards Latin America. This caused interest rates in the U.S. to decrease and a "flight to quality" to occur in the fixed-income markets, where Treasury securities produced substantial returns. Although we have a large allocation of the portfolio exposed to Treasuries, we also increased the fund's weighting in agency-backed securities over the last year as widening spreads made these obligations more attractive.

     In addition, our analysis suggested lower interest rates, and we extended the fund's duration over the last six months. (Duration is the weighted average term-to-maturity of security's cash flows, generally used to measure the price volatility of a bond.)
What's your near-term outlook?
     The flight to quality in the fixed-income market has increased spreads between Treasuries and other fixed-income obligations beyond their historical norms. It appears that there may be investment opportunities in intermediate-term corporate bonds and agency-backed securities, so we may adjust the portfolio accordingly. We will continue to use our value-oriented bond management style to actively manage the portfolio, and we believe the prospects for lower interest rates remain good.

Fund Management

     Intermediate Government Bond Fund is managed by James O. Baker. Before joining INVESCO, Jim was associated with Willis Investment Counsel, Morgan Keegan, and Drexel Burnham Lambert. A Chartered Financial Analyst, he holds a BA from Mercer University. Ralph H. Jenkins, Jr., assists in managing the fund. He began his investment career in 1969 and is both a Chartered Financial Analyst and Chartered Investment Counselor. He earned his MA at the University of Alabama and a BBC from Auburn University.

                                Total Return Fund
                           Average Annual Total Return
                                as of 8/31/99 (2)

                           1 Year                6.02%
                           ---------------------------
                           5 Years              13.72%
                           ---------------------------
                           10 Years             13.41%
                           ---------------------------

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Total Return Fund to the value of a $10,000 investment in the S&P 500 and Lehman Government/Corporate Bond Indexes, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/98.

Total Return Fund
     For the one-year period ended 8/31/98, INVESCO Total Return Fund had a total return of 6.02%, compared to a total return of 8.08% for the S&P 500, and 11.43% for the Lehman Government/Corporate Bond Index. However, the fund outperformed its peer group for the same period, besting the average return of 2.56% as measured by the Lipper Flexible Portfolio objective. (Lipper Analytical Services, Inc., is an independent mutual fund analyst, which tracks total return unadjusted for commissions. Of course, past performance is not a guarantee of future results.) (1),(2)

Review & Outlook

A Discussion with Portfolio Manager and Chairman of INVESCO Capital Management Ed Mitchell
What has changed over the past year?
     The fund seeks to add value in three ways: through asset allocation, stock selection, and bond strategy. Asset allocation decisions are based on the difference between returns on bonds and stocks. If this relationship is out-of-line with the historical spread of three percent, then the fund's asset mix is adjusted; 60% stocks and 40% bonds is considered a neutral position.

     During the last 12 months, declining interest rates have increased the spread between the implied return on stocks and the yield-to-maturity on bonds. With these widening spreads, we continue to favor stocks relative to bonds, as they appear more attractive on a long-term basis. If this environment persists, we will adjust the portfolio towards its maximum equity weighting of 70%.
In the equity portion of the portfolio, what industries or sectors are you favoring?
     We employ a bottom-up methodology when selecting securities, concentrating on company fundamentals rather than sector or industry analysis. Our value bias has the fund overweighted in consumer cyclicals, basic materials, and utilities. We tend to avoid high-flying momentum stocks and instead concentrate investments on more conservative, value-oriented securities.
What securities helped fund performance?
     During the last year, some of the strongest returns were posted by British Telecommunications PLC, Ford Motor, Schering-Plough Corp, and Southern New England Telecommunications.
What changes have you made to the fixed-income portion of the portfolio?
     As the currency crisis spread, the fixed-income market experienced a flight to quality which Treasury securities outperformed all fixed-income obligations. Although we remain heavily weighted in Treasuries, the widening of corporate spreads enabled us to increase the fund's allocation to corporate bonds, as they presently appear attractively valued. During this period, we also extended the duration of the fund as the threat of inflation diminished. (Duration is the weighted average term-to-maturity of a security's cash flows, generally used to measure the price volatility of a bond.)
What's your outlook for the near future?
     Although day-to-day volatility has increased in the equity markets, with interest rates at historically low levels we feel that equities still represent an attractive value compared to the potential returns on bonds. We have positioned the portfolio accordingly.

Fund Management

     Total Return Fund is managed by Edward C. Mitchell, chairman of INVESCO Capital Management. He earned his MBA at the University of Colorado and a BA from the University of Virginia. Ed began his investment career in 1969 and is a Chartered Financial Analyst. He is assisted by David S. Griffin, who began his investment career in 1982. A Chartered Financial Analyst, David holds an MBA from the College of William & Mary, and a BA from Ohio Wesleyan University.

Value Equity Fund
     For the one-year period ended 8/31/98, INVESCO Value Equity Fund had a total return of -1.06%, compared to a total return of 8.08% for the S&P 500. However, the fund outperformed its peer group for the same period, beating the average return of 1.33% for funds in the Lipper Growth and Income objective. (Lipper Analytical Services, Inc., is an independent mutual fund analyst, which tracks total return unadjusted for commissions. Of course, past performance is not a guarantee of future results.) (1),(2)

Review & Outlook A Discussion with Portfolio Manager Mike Harhai
What has changed over the past year?
     Although market volatility increased in the last 12 months, we witnessed a continuation of a pattern established almost three years ago, which a limited number of large-capitalization growth companies supported the market. Because of our value-oriented, conservative investment approach, we stayed away from these high-flying momentum stocks and looked for value in other areas of the market.
     It is important to remember that both growth and value investment styles go through cycles of overperformance and underperformance. Value investing has lagged growth since 1994; but with the market correction in August 1998, we may be entering a period which value outperforms growth.

                                Value Equity Fund
                           Average Annual Total Return
                                as of 8/31/98 (2)

                          1 Year               -1.06%
                          ---------------------------
                          5 Years              14.61%
                          ---------------------------
                          10 Years             13.71%
                          ---------------------------

Graph:
         This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Value Equity Fund to the value of a $10,000 investment in the S&P 500 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/98.

What areas have helped performance?
     The strongest returns for the fund over the last year have come from large-capitalization pharmaceuticals, such as Merck & Co., Schering-Plough Corp., and American Home Products. Large-capitalization pharmaceutical companies are benefiting from an improved regulatory environment and strong new product pipelines. The Federal Drug Administration (FDA) has dramatically cut the approval time for new drugs. This has improved the profitability of large-cap pharmaceuticals, since new drug sales typically drive their revenue and earnings growth. Not only are new drugs coming to the market sooner, but a better-educated consumer is increasing the demand for these new products.
Have there been any disappointments?
     Being a value investor can be difficult at times, as value stocks often remain cheap for years, until they come back in style with the market. Over the last 12 months, the fund's exposure to both capital goods and basic materials companies hindered performance. However, many companies in these two sectors are selling at compelling valuations and may offer excellent long-term potential. What's your near-term outlook?
     The most recent market correction has created many value opportunities. We are presently increasing the fund's investment positions in some financial companies, as these stocks were decimated in August 1998. For the long-term value investor, market volatility many times creates investment opportunities. We will continue to use volatility as a way to improve the quality of the fund's holdings.
     After the most recent market correction, it appears the market is starting to broaden out and become less infatuated with a limited number of stocks. This bodes well for both the market and value investors.

Fund Management
     Value Equity Fund is managed by Michael C. Harhai. Mike began his investment career in 1972. Before joining INVESCO, he served as a portfolio manager with Citizens & Southern Investment Advisors and later as head of the equity/balanced group with Sovran Capital Management. He holds an MBA from the University of Central Florida and a BA from the University of South Florida. He is a Chartered Financial Analyst, as is Terrence Irrgang, who assists in managing the fund. Terry is a 17-year veteran of the investment business, and holds an MBA from Temple University, as well as a BA from Gettysburg College.

(1) The S&P 500 is an unmanaged index of common stocks considered representative of the broad U.S. equity market. The Lehman Government/Corporate Bond Index and Lehman Intermediate Government Bond Index are unmanaged indexes of securities considered to be representative of the overall domestic fixed-income and intermediate-term government bond markets, respectively.

(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

Ten Largest Common Stock Holdings
August 31, 1998
Description                                      Value
-------------------------------------------------------
Total Return Fund
British Telecommunications PLC
   Sponsored ADR Representing
   10 Ord Shrs                          $   38,381,250
Schering-Plough Corp                        30,100,000
DTE Energy                                  29,487,500
Entergy Corp                                28,812,500
Nucor Corp                                  28,750,000
Unicom Corp                                 28,500,000
Compaq Computer                             27,937,500
Loews Corp                                  27,421,875
Bristol-Myers Squibb                        24,468,750
Supervalu Inc                               24,375,000

Value Equity Fund
Rite Aid                                $    8,467,875
Fannie Mae                                   7,754,906
Schering-Plough Corp                         7,224,000
Merck & Co                                   6,701,187
Torchmark Corp                               6,613,750
American General                             6,425,000
NationsBank Corp                             6,347,748
Vulcan Materials                             6,277,450
Lowe's Cos                                   6,248,137
Allergan Inc                                 6,142,500


Composition of holdings is subject to change.

------------------------------------------------------------------------------
Statement of Investment Securities
August 31, 1998
------------------------------------------------------------------------------
                                        Shares or
                                        Principal
%      Description                         Amount                 Value
------------------------------------------------------------------------------
Intermediate Government Bond Fund
85.12  FIXED INCOME SECURITIES
54.68  US Government Obligations
       US Treasury Bonds
        9.250%, 2/15/2016                $  500,000    $        715,312
        7.625%, 2/15/2025                $  500,000             651,406

        US Treasury Notes
        8.750%, 8/15/2000              $  2,000,000           2,139,376
        8.500%, 2/15/2000              $  1,000,000           1,047,500
        7.500%, 11/15/2001             $  1,900,000           2,038,345
        7.500%, 5/15/2002              $  1,450,000           1,568,266
        6.375%, 9/30/2001              $  2,500,000           2,595,313
        6.375%, 8/15/2002              $  1,750,000           1,833,125
        6.250%, 1/31/2002              $  2,000,000           2,075,000
        6.250%, 2/15/2003              $  1,000,000           1,048,438
        6.000%, 10/15/1999             $  1,000,000           1,009,063
        5.750%, 11/30/2002             $  1,500,000           1,540,312
        5.750%, 8/15/2003              $  1,000,000           1,030,938
        5.500%, 2/15/2008              $  1,000,000           1,030,938
------------------------------------------------------------------------------
        TOTAL US GOVERNMENT
          OBLIGATIONS
          (Cost $19,625,486)                                 20,323,332
------------------------------------------------------------------------------
30.44  US Government Agency Obligations
       Fannie Mae, Gtd Mortgage
       Pass-Through Certificates
        7.000%, 1/1/2028                 $  980,110             998,114
        6.500%, 2/1/2028                 $  977,822             981,694
        6.000%, 5/15/2008                $2,000,000           2,056,344
        6.000%, 5/1/2009                 $  766,708             768,901
       Federal Farm Credit Bank
       Medium-Term Notes
        6.320%, 10/12/2010               $  500,000             529,173
       Federal Home Loan Bank
        5.675%, 8/18/2003                $1,000,000           1,013,298
       Freddie Mac, Gold
       Participation Certificates
        8.000%, 10/1/2010                $  666,543             687,899
        7.000%, 6/1/2028                 $  992,632           1,010,936
        6.500%, 7/1/2001                 $  661,277             667,506
       Government National Mortgage
       Association I, Pass-Through
       Certificates
        7.500%, 3/15/2026                $  959,898             988,368
        7.000%, 10/15/2008               $  505,470             519,542
        6.500%, 10/15/2008               $  504,442             513,800
        6.000%, 11/15/2008               $  572,061             575,979
------------------------------------------------------------------------------
        TOTAL US GOVERNMENT
          AGENCY OBLIGATIONS
          (Cost $11,198,303)                                 11,311,554
------------------------------------------------------------------------------
        TOTAL FIXED INCOME SECURITIES
           (Cost $30,823,789)                                31,634,886
------------------------------------------------------------------------------
14.88  SHORT-TERM INVESTMENTS
5.66   US Government Obligations
       US Treasury Notes
        8.000%, 8/15/1999              $  2,000,000           2,051,876

        6.375%, 7/15/1999              $     50,000              50,516
------------------------------------------------------------------------------
        TOTAL US GOVERNMENT
           OBLIGATIONS
           (Cost $2,087,227)                                  2,102,392
------------------------------------------------------------------------------
9.22   Repurchase Agreements
       Repurchase  Agreement
         with State Street dated
         8/31/1998 due 9/1/1998 at
         5.730%,  repurchased at
         $3,429,546  (Collaterized
         by US Treasury Bonds
         due 8/15/2026 at 6.750%,
         value $3,533,809)
         (Cost $3,429,000)             $  3,429,000           3,429,000
------------------------------------------------------------------------------
       TOTAL SHORT-TERM INVESTMENTS
       (Cost $5,516,227)                                      5,531,392
------------------------------------------------------------------------------
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $36,340,016)
       (Cost for Income Tax Purposes
       $36,426,802)                                        $ 37,166,278
==============================================================================
Total Return Fund
61.93  COMMON STOCKS
2.38   AEROSPACE & DEFENSE
       Boeing Co                            450,000        $ 13,921,875
       Lockheed Martin                      175,000          15,301,563
       Precision Castparts                  350,000          13,190,625
       Raytheon Co Class B                  400,000          18,250,000
------------------------------------------------------------------------------
                                                             60,664,063
------------------------------------------------------------------------------
0.32   AIRLINES
       Southwest Airlines                   450,000           8,015,625
------------------------------------------------------------------------------
1.06   AUTO PARTS
       Cooper Tire & Rubber                 319,850           5,117,600
       Genuine Parts                        700,000          21,918,750
------------------------------------------------------------------------------
                                                             27,036,350
------------------------------------------------------------------------------
0.87   AUTOMOBILES
       Ford Motor                           500,000          22,000,000
------------------------------------------------------------------------------
3.26   BANKS
       First Chicago NBD                    300,000          19,012,500
       First Union                          300,000          14,550,000
       National City                        405,000          23,793,750
       NationsBank Corp                     250,000          14,250,000
       Wachovia Corp                        154,000          11,290,125
------------------------------------------------------------------------------
                                                             82,896,375
------------------------------------------------------------------------------
0.45   BEVERAGES
       Anheuser-Busch Cos                   250,000          11,531,250
------------------------------------------------------------------------------
0.56   BUILDING MATERIALS
       Sherwin-Williams Co                  600,000          14,325,000
------------------------------------------------------------------------------
2.18   CHEMICALS
       Dow Chemical                         200,000          15,600,000
       Great Lakes Chemical                 600,000          23,475,000
       Morton International                 650,000          14,462,500
       Octel Corp(a)                        125,000           1,921,875
------------------------------------------------------------------------------
                                                             55,459,375
------------------------------------------------------------------------------
3.59   COMPUTER RELATED
       Adaptec Inc(a)                       500,000           5,750,000
       Compaq Computer                    1,000,000          27,937,500
       Computer Associates
         International                      400,000          10,800,000
       Hewlett-Packard Co                   500,000          24,281,250
       International Business Machines      200,000          22,525,000
------------------------------------------------------------------------------
                                                             91,293,750
------------------------------------------------------------------------------
1.26   CONGLOMERATES
       Hanson PLC Sponsored ADR
         Representing 5 Ord Shrs           900,000           22,162,500
       National Service Industries         265,000            9,871,250
------------------------------------------------------------------------------
                                                             32,033,750
------------------------------------------------------------------------------
0.96   DISTRIBUTION
       Supervalu Inc                     1,200,000           24,375,000
------------------------------------------------------------------------------
4.53   ELECTRIC UTILITIES
       DTE Energy                          700,000           29,487,500
       Edison International                600,000           17,062,500
       Entergy Corp                      1,000,000           28,812,500
       GPU Inc                             300,000           11,268,750
       Unicom Corp                         800,000           28,500,000
------------------------------------------------------------------------------
                                                            115,131,250
1.25   ELECTRICAL EQUIPMENT
       General Electric                    300,000           24,000,000
       Grainger (W W) Inc                  200,000            7,837,500
------------------------------------------------------------------------------
                                                             31,837,500
------------------------------------------------------------------------------
0.71   ELECTRONICS -- SEMICONDUCTOR
       Rockwell International              500,000           18,125,000
------------------------------------------------------------------------------
0.49   FINANCIAL
       MGIC Investment                     300,000           12,450,000
------------------------------------------------------------------------------
1.69   FOODS
       Archer-Daniels-Midland Co           892,500           13,387,500
       Heinz (H J) Co                      200,000           10,662,500
       Unilever NV New York
         Registered Shrs                   300,000           19,012,500
------------------------------------------------------------------------------
                                                             43,062,500
------------------------------------------------------------------------------
0.57   HARDWARE & TOOLS
       Snap-On Inc                         550,000           14,437,500
------------------------------------------------------------------------------
4.92   HEALTH CARE DRUGS -- PHARMACEUTICALS
       Abbott Laboratories                 350,000           13,475,000
       American Home Products              400,000           20,050,000
       Bristol-Myers Squibb                250,000           24,468,750
       Lilly (Eli) & Co                    300,000           19,650,000

       Merck & Co                          150,000           17,390,625
       Schering-Plough Corp                350,000           30,100,000
------------------------------------------------------------------------------
                                                            125,134,375
------------------------------------------------------------------------------
0.71   HEALTH CARE RELATED
       Columbia/HCA Healthcare             800,000           18,050,000
------------------------------------------------------------------------------
0.82   HOUSEHOLD FURNITURE & APPLIANCES
       Shaw Industries                     400,000            6,050,000
       Whirlpool Corp                      300,000           14,887,500
------------------------------------------------------------------------------
                                                             20,937,500
------------------------------------------------------------------------------
4.68   INSURANCE
       American General                    300,000           19,275,000
       Lincoln National                    200,000           17,200,000
       Loews Corp                          325,000           27,421,875
       Ohio Casualty                       600,000           22,500,000
       Old Republic International          550,000           12,271,875
       SAFECO Corp                         500,000           20,312,500
------------------------------------------------------------------------------
                                                            118,981,250
------------------------------------------------------------------------------
0.63   INSURANCE BROKERS
       Marsh & McLennan                    330,000           16,005,000
------------------------------------------------------------------------------
0.91   INVESTMENT BANK/BROKER FIRM
       Morgan Stanley Dean
         Witter & Co                       400,000           23,225,000
------------------------------------------------------------------------------
1.13   IRON & STEEL
       Nucor Corp                          800,000           28,750,000
------------------------------------------------------------------------------
1.18   MACHINERY
       Caterpillar Inc                     400,000           16,875,000
       Deere & Co                          400,000           13,175,000
------------------------------------------------------------------------------
                                                             30,050,000
------------------------------------------------------------------------------
1.70   MANUFACTURING
       Federal Signal                      350,000            7,131,250
       Illinois Tool Works                 200,000            9,687,500
       Minnesota Mining &
         Manufacturing                     150,000           10,275,000
       Textron Inc                         120,000            7,530,000
       York International                  250,000            8,656,250
------------------------------------------------------------------------------
                                                             43,280,000
------------------------------------------------------------------------------
0.53   METALS MINING
       Phelps Dodge                        300,000           13,425,000
------------------------------------------------------------------------------
1.08   OFFICE EQUIPMENT & SUPPLIES
       Ikon Office Solutions             1,000,000            5,562,500
       Xerox Corp                          250,000           21,953,125
------------------------------------------------------------------------------
                                                             27,515,625
------------------------------------------------------------------------------
4.27   OIL & GAS RELATED
       Amoco Corp                          500,000           22,656,250
       Exxon Corp                          300,000           19,631,250
       Norsk Hydro A/SA Sponsored
         ADR Representing Ord Shrs         600,000           20,625,000
       Repsol SA Sponsored ADR
         Representing Ord Shrs             450,000           19,771,875

       Royal Dutch Petroleum New
         York Registry 1.25 Gldr Shrs      260,000           10,335,000
       Yacimientos Petroliferos Fiscades
         SA Sponsored ADR
         Representing Class D Shrs         700,000           15,487,500
------------------------------------------------------------------------------
                                                            108,506,875
------------------------------------------------------------------------------
0.26   PAPER & FOREST PRODUCTS
       Westvaco Corp                       310,000            6,510,000
------------------------------------------------------------------------------
1.14   POLLUTION CONTROL
       Browning-Ferris Industries          400,000           13,000,000
       Waste Management (a)                362,500           15,995,312
------------------------------------------------------------------------------
                                                             28,995,312
------------------------------------------------------------------------------
0.65   PUBLISHING
       Gannett Co                          280,000           16,520,000
------------------------------------------------------------------------------
0.74   RAILROADS
       CSX Corp                            500,000           18,875,000
------------------------------------------------------------------------------
2.36   RETAIL
       DillardOs Inc Class A               650,000           18,768,750
       K mart Corp(a)                      500,000            6,375,000
       Penney (J C) Co                     300,000           14,868,750
       Rite Aid                            350,000           12,665,625
       Toys "R" Us(a)                      400,000            7,425,000
------------------------------------------------------------------------------
                                                             60,103,125
------------------------------------------------------------------------------
1.69   SERVICES
       Dun & Bradstreet                    750,000           17,625,000
       Electronic Data Systems             700,000           23,450,000
       R H Donnelley                       150,000            1,978,125
------------------------------------------------------------------------------
                                                             43,053,125
------------------------------------------------------------------------------
0.68   SPECIALTY PRINTING
       Deluxe Corp                         600,000           17,400,000
------------------------------------------------------------------------------
1.51   TELECOMMUNICATIONS -- LONG DISTANCE
       British Telecommunications PLC
         Sponsored ADR Representing
         10 Ord Shrs                       300,000           38,381,250
------------------------------------------------------------------------------
1.85   TELEPHONE
       Bell Atlantic                       300,000           13,237,500
       Southern New England
         Telecommunications                300,000           19,443,750
       Telefonos de Mexico SA de
         CV Sponsored ADR
         Representing 20 Series L Shrs     400,000           14,275,000
------------------------------------------------------------------------------
                                                             46,956,250
------------------------------------------------------------------------------
1.04   TEXTILE -- APPAREL MANUFACTURING
       Liz Claiborne                       400,000           11,400,000
       VF Corp                             400,000           15,150,000
------------------------------------------------------------------------------
                                                             26,550,000
------------------------------------------------------------------------------
1.32   TOBACCO
       Fortune Brands                      250,000            6,890,625

       Gallaher Group PLC Sponsored
         ADR Representing 4
         Ord Shrs                          250,000            5,875,000
       Philip Morris                       500,000           20,781,250
------------------------------------------------------------------------------
                                                             33,546,875
------------------------------------------------------------------------------
       TOTAL COMMON STOCKS
          (Cost $1,295,341,524)                           1,575,425,850
------------------------------------------------------------------------------
33.73  FIXED INCOME SECURITIES
20.94  US Government Obligations
       US Treasury Bonds
        11.250%, 2/15/2015           $  12,950,000           21,318,937
        9.375%, 2/15/2006            $  38,750,000           48,934,002
        9.250%, 2/15/2016            $  20,800,000           29,757,000
        8.125%, 8/15/2019            $  20,800,000           27,670,510
        7.625%, 2/15/2025            $  45,000,000           58,626,583
        7.250%, 8/15/2022            $  36,800,000           45,517,000
       US Treasury Notes
        8.750%, 8/15/2000            $  25,000,000           26,742,199
        8.000%, 5/15/2001            $  20,500,000           22,037,500
        6.500%, 8/15/2005            $  29,300,000           31,763,045
        6.375%, 8/15/2002            $  38,750,000           40,590,625
        6.250%, 2/15/2003            $  43,300,000           45,397,364
        6.125%, 8/15/2007            $  51,000,000           54,585,961
        5.750%, 8/15/2003            $  18,300,000           18,866,165
        5.500%, 2/15/2008            $  40,000,000           41,237,518
       US Treasury Security
           Stripped Interest
        Payment, Generic Tint
        Payment, Zero Coupon
        8/15/2003                    $  25,250,000           19,741,712
------------------------------------------------------------------------------
       TOTAL US GOVERNMENT OBLIGATIONS
       (Cost $500,202,339)                                  532,786,121
------------------------------------------------------------------------------
4.54   US Government Agency Obligations
       Fannie Mae
         Gtd Mortgage Pass-Through
           Certificates
           8.500%, 3/1/2010           $  4,589,903            4,785,479
           8.000%, 7/1/2024           $  5,666,647            5,866,169
           7.500%, 8/1/2007           $  1,241,021            1,276,750
           7.500%, 7/1/2024           $ 10,442,404           10,726,436
           7.000%, 12/1/2027          $  9,507,899            9,682,559
           6.500%, 5/1/2026           $  6,823,328            6,872,523
           6.000%, 5/1/2009           $  7,680,708            7,702,675
          Medium-Term Notes
           6.060%, 10/8/2002          $ 20,000,000           20,507,339
       Freddie Mac, Gold
         Participation Certificates
           8.000%, 10/1/2010          $  3,110,535            3,210,197
           8.000%, 5/1/2024           $  4,986,575            5,158,512
           7.500%, 12/1/2026          $  7,492,535            7,697,305
           7.000%, 4/1/2028           $ 11,624,078           11,838,425

           6.500%, 7/1/2001           $  4,628,938            4,672,542
       Government National Mortgage
         Association, Pass-Through
         Certificates
           7.500%, 3/15/2026          $  4,479,522            4,612,384
           7.000%, 10/15/2008         $    741,626              762,273
           7.000%, 12/15/2025         $  8,085,461            8,264,553
           7.000%, 12/15/2022         $    184,997              189,694
           6.500%, 10/15/2008         $    756,663              770,699
           6.000%, 11/15/2008         $    858,091              863,969
------------------------------------------------------------------------------
       TOTAL US GOVERNMENT AGENCY OBLIGATIONS
         (Cost $113,296,345)                                115,460,483
------------------------------------------------------------------------------
8.24   Corporate Bonds
0.81   AUTOMOBILES
       Ford Motor, Notes
             6.500%, 8/1/2018        $  15,000,000           14,787,419
       General Motors
         Acceptance, Notes
            6.125%, 1/22/2008         $  6,000,000            5,943,720
------------------------------------------------------------------------------
                                                             20,731,139
------------------------------------------------------------------------------
2.46   BANKS
       ABN Amro Bank NV
          Sub Notes
           6.625%, 10/31/2001         $  5,000,000            5,151,655
        7.550%, 6/28/2006             $ 15,000,000           16,269,585
       BankAmerica Corp
          Sub Notes
             6.875%, 6/1/2003         $  4,000,000            4,170,348
       National City, Sub Notes
        7.200%, 5/15/2005             $  2,000,000            2,154,308
       SunTrust Banks, Sr Notes
        6.250%, 6/1/2008              $ 17,250,000           17,372,939
       Wachovia Bank
          Medium-Term Notes
          Series 3
        7.000%, 10/17/2008            $  7,000,000            7,463,750
       Wachovia Corp, Sub Notes
        6.250%, 8/4/2008              $ 10,000,000           10,070,180
------------------------------------------------------------------------------
                                                             62,652,765
------------------------------------------------------------------------------
0.24   CHEMICALS
       Eastman Chemical, Notes
            6.375%, 1/15/2004         $  6,000,000            5,978,591
------------------------------------------------------------------------------
0.61   COMMUNICATIONS --
         EQUIPMENT & MANUFACTURING
       Motorola Inc, Notes
             6.500%, 3/1/2008         $ 15,000,000           15,562,095
------------------------------------------------------------------------------
0.12   ELECTRIC UTILITIES
       Duke Energy, Medium-Term
        Notes
        6.125%, 7/22/2003             $  2,900,000            2,957,719
------------------------------------------------------------------------------

0.36   FINANCIAL
       Associates Corp of North
          America, Sr Notes
           6.375%, 10/15/2002         $  5,000,000            5,123,524
       Commercial Credit, Notes
        6.375%, 9/15/2002             $  4,000,000            4,080,540
------------------------------------------------------------------------------
                                                              9,204,064
------------------------------------------------------------------------------
0.94   FOODS
       CPC International
        Medium-Term Notes
        Series D
         6.875%, 10/15/2003           $  3,000,000            3,176,547
            Notes, Series C
         6.150%, 1/15/2006            $ 15,000,000           15,275,894
       Campbell Soup, Notes
         6.900%, 10/15/2006           $  5,000,000            5,373,244
------------------------------------------------------------------------------
                                                             23,825,685
------------------------------------------------------------------------------
0.21   INSURANCE
       CNA Financial, Notes
         6.450%, 1/15/2008            $  5,300,000            5,258,231
------------------------------------------------------------------------------
0.31   LEISURE TIME
       Carnival Corp, Notes
         6.150%, 4/15/2008            $  8,000,000            8,024,336
------------------------------------------------------------------------------
0.47   MACHINERY
       Cooper Industries
         Medium-Term Notes
         Series 3
         6.375%, 5/8/2008             $ 11,600,000           11,881,566
------------------------------------------------------------------------------
0.36   NATURAL GAS
       Enron Corp, Notes
         6.625%, 11/15/2005           $  9,000,000            9,195,984
------------------------------------------------------------------------------
0.14   PUBLISHING
       Gannett Co, Notes
         5.850%, 5/1/2000             $  3,500,000            3,514,220
------------------------------------------------------------------------------
0.38   RETAIL
       May Department Stores, Deb
         6.875%, 11/1/2005            $  4,000,000            4,219,272
       Wal-Mart Stores, Notes
         8.625%, 4/1/2001             $  5,000,000            5,379,614
------------------------------------------------------------------------------
                                                              9,598,886
------------------------------------------------------------------------------
0.68   TELEPHONE
       Ameritech Capital
          Funding, Notes
           6.150%, 1/15/2008          $ 15,000,000           15,166,154
       BellSouth
          Telecommunications, Notes
            6.500%, 6/15/2005         $  2,000,000            2,087,244
------------------------------------------------------------------------------
                                                             17,253,398
------------------------------------------------------------------------------
0.16   TOYS
       Mattel Inc, Notes
         6.750%, 5/15/2000            $  4,000,000            4,063,655
------------------------------------------------------------------------------
         TOTAL CORPORATE BONDS
           (Cost $206,938,107)                              209,702,334
------------------------------------------------------------------------------
       TOTAL FIXED INCOME SECURITIES
         (Cost $820,436,791)                                857,948,938
------------------------------------------------------------------------------
4.34   SHORT-TERM INVESTMENTS
0.79   US Government Obligations
       US Treasury Notes
            6.375%, 7/15/1999
            (Cost $20,025,803)       $  20,000,000            20,206,259
------------------------------------------------------------------------------
0.10   Corporate Bonds
0.06   BEVERAGES
       PepsiCo Inc, Deb
         7.750%, 10/1/1998            $  1,500,000            1,502,254
------------------------------------------------------------------------------
0.04   ELECTRIC UTILITIES
       Duke Energy, 1st & Ref
          Mortgage, Notes
           7.500%, 4/1/1999           $  1,000,000            1,009,765
------------------------------------------------------------------------------
       TOTAL CORPORATE BONDS
             (Cost $2,508,363)                                2,512,019
------------------------------------------------------------------------------
3.45   Repurchase Agreements
       Repurchase Agreement with
         State Street dated  8/31/1998
         due 9/1/1998 at 5.730%,
         repurchased  at
         $87,866,983  (Collateralized
         by US Treasury  Bonds,  due
         8/15/2021 at 8.125%, value
         $90,366,478)
         (Cost $87,853,000)          $  87,853,000          87,853,000
------------------------------------------------------------------------------
       TOTAL SHORT-TERM INVESTMENTS
          (Cost $110,387,166)                              110,571,278
------------------------------------------------------------------------------
100.00 TOTAL  INVESTMENT  SECURITIES  AT VALUE
       (Cost  $2,226,165,481)
       (Cost for Income Tax Purposes
       $2,227,278,800)                                $   2,543,946,066
==============================================================================

Value Equity Fund
98.08  COMMON STOCKS
3.56   AEROSPACE & DEFENSE
       Lockheed Martin                      53,260         $  4,656,921
       Precision Castparts                  62,000            2,336,625
       Raytheon Co Class B                 120,000            5,475,000
------------------------------------------------------------------------------
                                                             12,468,546
1.48   AIRLINES
       Southwest Airlines                  290,400            5,172,750
------------------------------------------------------------------------------

1.62   AUTOMOBILES
       Ford Motor                          128,600            5,658,400
------------------------------------------------------------------------------
6.95   BANKS
       Chase Manhattan                      30,000            1,590,000
       Commerce Bancshares                 100,000            4,000,000
       First Chicago NBD                    80,000            5,070,000
       First Union                          60,000            2,910,000
       NationsBank Corp                    111,364            6,347,748
       Wachovia Corp                        60,000            4,398,750
------------------------------------------------------------------------------
                                                             24,316,498
------------------------------------------------------------------------------
0.92   BEVERAGES
       PepsiCo Inc                         116,000            3,211,750
------------------------------------------------------------------------------
4.95   BUILDING MATERIALS
       Lowe's Cos                          178,200            6,248,137
       Sherwin-Williams Co                 200,000            4,775,000
       Vulcan Materials                     56,300            6,277,450
------------------------------------------------------------------------------
                                                             17,300,587
0.68   CHEMICALS
       Dow Chemical                         30,600            2,386,800
------------------------------------------------------------------------------
5.34   COMPUTER RELATED
       Compaq Computer                     148,200            4,140,337
       Computer Associates
         International                     113,225            3,057,075
       International Business Machines      36,000            4,054,500
       Oracle Corp(a)                      174,400            3,477,100
       Sun Microsystems(a)                  99,900            3,958,538
------------------------------------------------------------------------------
                                                             18,687,550
------------------------------------------------------------------------------
1.95   CONGLOMERATES
       Hanson PLC Sponsored ADR
         Representing 5 Ord Shrs           150,000            3,693,750
       National Service Industries          84,400            3,143,900
------------------------------------------------------------------------------
                                                              6,837,650
------------------------------------------------------------------------------
1.39   DISTRIBUTION
       Supervalu Inc                       240,000            4,875,000
------------------------------------------------------------------------------
4.31   ELECTRIC UTILITIES
       DTE Energy                          137,000            5,771,125
       Southern Co                         135,000            3,796,875
       Unicom Corp                         155,000            5,521,875
------------------------------------------------------------------------------
                                                             15,089,875
------------------------------------------------------------------------------
1.66   ELECTRICAL EQUIPMENT
       General Electric                     72,500            5,800,000
------------------------------------------------------------------------------
4.00   FINANCIAL
       Associates First Capital Class A     33,704            1,992,749
       Fannie Mae                          136,500            7,754,906
       MGIC Investment                     102,100            4,237,150
------------------------------------------------------------------------------
                                                             13,984,805
------------------------------------------------------------------------------
11.31  HEALTH CARE DRUGS -- PHARMACEUTICALS
       Abbott Laboratories                  94,000            3,619,000
       Allergan Inc                        130,000            6,142,500
       Allergan Specialty Therapeutics
         Class A(a)                          6,500               62,969
       American Home Products              100,000            5,012,500
       Bristol-Myers Squibb                 60,000            5,872,500
       Merck & Co                           57,800            6,701,187
       Schering-Plough Corp                 84,000            7,224,000
       Warner-Lambert Co                    75,600            4,932,907
------------------------------------------------------------------------------
                                                             39,567,563
------------------------------------------------------------------------------
2.15   HEALTH CARE RELATED
       Biomet Inc                          168,900            4,539,187
       Columbia/HCA Healthcare             132,000            2,978,250
------------------------------------------------------------------------------
                                                              7,517,437
------------------------------------------------------------------------------
1.28   HOUSEHOLD FURNITURE & APPLIANCES
       Whirlpool Corp                       90,100            4,471,213
------------------------------------------------------------------------------
11.40  INSURANCE
       American General                    100,000            6,425,000
       American International Group         79,125            6,117,352
       General Re                           26,500            5,498,750
       Jefferson-Pilot Corp                 86,362            4,901,044
       Loews Corp                           50,000            4,218,750
       Old Republic International           72,500            1,617,656
       SAFECO Corp                         110,000            4,468,750
       Torchmark Corp                      185,000            6,613,750
------------------------------------------------------------------------------
                                                             39,861,052
------------------------------------------------------------------------------
1.25   INSURANCE BROKERS
       Marsh & McLennan                     90,000            4,365,000
------------------------------------------------------------------------------
0.70   IRON & STEEL
       Nucor Corp                           68,200            2,450,937
------------------------------------------------------------------------------
2.47   MACHINERY
       Caterpillar Inc                      75,700            3,193,594
       Dover Corp                          200,000            5,450,000
------------------------------------------------------------------------------
                                                              8,643,594
------------------------------------------------------------------------------
2.96   MANUFACTURING
       Federal Signal                      178,500            3,636,937
       Textron Inc                          54,100            3,394,775
       York International                   96,000            3,324,000
------------------------------------------------------------------------------
                                                             10,355,712
------------------------------------------------------------------------------
0.73   METALS MINING
       Phelps Dodge                         57,200            2,559,700
------------------------------------------------------------------------------
2.76   OFFICE EQUIPMENT & SUPPLIES
       Ikon Office Solutions              190,000             1,056,875
       Pitney Bowes                        69,100             3,429,088
       Xerox Corp                          58,700             5,154,594
------------------------------------------------------------------------------
                                                              9,640,557
------------------------------------------------------------------------------
6.60   OIL & GAS RELATED
       Amoco Corp                         101,000             4,576,562

       Exxon Corp                          70,550             4,616,616
       Norsk Hydro A/SA Sponsored
         ADR Representing Ord Shrs         90,000             3,093,750
       Repsol SA Sponsored ADR
         Representing Ord Shrs            105,400             4,631,013
       Royal Dutch Petroleum New
         York Registry 1.25 Gldr Shrs      88,304             3,510,084
       Yacimientos Petroliferos Fiscades
         SA Sponsored ADR
         Representing Class D Shrs        120,000             2,655,000
------------------------------------------------------------------------------
                                                             23,083,025
------------------------------------------------------------------------------
0.90   PAPER & FOREST PRODUCTS
       Kimberly-Clark Corp                 82,700             3,152,938
------------------------------------------------------------------------------
1.00   PUBLISHING
       American Greetings Class A          95,900             3,512,337
------------------------------------------------------------------------------
2.42   RETAIL
       Rite Aid                           234,000             8,467,875
------------------------------------------------------------------------------
2.99   SERVICES
       Dun & Bradstreet                   230,000             5,405,000
       Electronic Data Systems            116,600             3,906,100
       GATX Corp                           34,500             1,138,500
------------------------------------------------------------------------------
                                                             10,449,600
------------------------------------------------------------------------------
1.33   SPECIALTY PRINTING
       Deluxe Corp                        160,000             4,640,000
------------------------------------------------------------------------------
1.42   TELEPHONE
       Ameritech Corp                      50,000             2,356,250
       US West                             50,000             2,600,000
------------------------------------------------------------------------------
                                                              4,956,250
------------------------------------------------------------------------------
2.83   TEXTILE -- APPAREL MANUFACTURING
       Liz Claiborne                      186,000             5,301,000
       VF Corp                            121,200             4,590,450
------------------------------------------------------------------------------
                                                              9,891,450
------------------------------------------------------------------------------
1.29   TOBACCO
       Philip Morris                      108,200             4,497,063
------------------------------------------------------------------------------
1.48   TOYS
       Mattel Inc                         160,400             5,192,950
------------------------------------------------------------------------------
       TOTAL COMMON STOCKS
        (Cost $286,409,462)                                 343,066,464
------------------------------------------------------------------------------
1.92   SHORT-TERM INVESTMENTS --
         REPURCHASE AGREEMENTS
       Repurchase Agreement with
         State Street dated
         8/31/1998 due 9/1/1998
         at 5.730%, repurchased at
         $6,725,070
         (Collateralized by US
         Treasury Bonds, due
         8/15/2026 at 6.750%,
         value $6,925,906)
         (Cost $6,724,000)           $  6,724,000             6,724,000
------------------------------------------------------------------------------

100.00   TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $293,133,462)
       (Cost for Income Tax Purposes
       $293,144,232)                                        349,790,464
==============================================================================

(a)      Security is non-income producing.

See Notes to Financial Statements

Statement of Assets and Liabilities
August 31, 1998
                                                               Intermediate
                                                                 Government        Total Return     Value Equity
                                                                  Bond Fund                Fund             Fund
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                    $36,340,016      $2,226,165,481     $293,133,462
==================================================================================================================
  At Value(a)                                                   $37,166,278      $2,543,946,066     $349,790,464
Cash                                                                292,024                   0          540,937
Receivables:
  Investment Securities Sold                                              0          21,776,393          896,533
  Fund Shares Sold                                                2,208,169           3,076,362          206,600
  Dividends and Interest                                            328,671          11,157,039          787,812
Prepaid Expenses and Other Assets                                    14,374             166,711           36,325
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                     40,009,516       2,580,122,571      352,258,671
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
  Custodian                                                               0               1,256                0
  Distributions to Shareholders                                       4,780             214,743            4,011
  Investment Securities Purchased                                 2,092,707           5,542,970        1,137,980
  Fund Shares Repurchased                                           619,014          13,120,401        1,026,558
Accrued Distribution Expenses                                         4,814              54,926           79,421
Accrued Expenses and Other Payables                                   7,626             172,269           26,837
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                 2,728,941          19,106,565        2,274,807
------------------------------------------------------------------------------------------------------------------
Net Assets at Value                                            $ 37,280,575      $2,561,016,006     $349,983,864
==================================================================================================================
NET ASSETS
Paid-in Capital                                                $ 36,592,934      $2,174,161,220     $261,737,953
Accumulated Undistributed (Distributions in Excess of) Net
  Investment Income                                                     327             132,400          (10,836)
Accumulated Undistributed Net Realized Gain (Loss) on Investment
     Securities and Foreign Currency Transactions                  (138,948)         68,941,801       31,599,745
Net Appreciation of Investment Securities and
   Foreign Currency Transactions                                    826,262         317,780,585       56,657,002
------------------------------------------------------------------------------------------------------------------
Net Assets at Value                                            $ 37,280,575      $2,561,016,006     $349,983,864
==================================================================================================================
Shares Outstanding(b)                                             2,922,427          90,949,075       13,627,619
Net Asset Value, Offering and Redemption Price per Share       $      12.76      $        28.16     $      25.68
==================================================================================================================

(a)  Investment  securities  at cost  and  value  at  August  31,  1998  include
     repurchase  agreements  of  $3,429,000,   $87,853,000  and  $6,724,000  for
     Intermediate Government Bond, Total Return and Value Equity Funds, respectively.

(b) The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At August 31, 1998, there was an unlimited number of authorized Fund shares.

See Notes to Financial Statements

Statement of Operations
Year Ended August 31, 1998
                                                               Intermediate
                                                                 Government        Total Return     Value Equity
                                                                  Bond Fund                Fund             Fund
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                      $          0       $  35,209,430      $ 7,314,414
Interest                                                          2,309,958          51,559,742          987,978
  Foreign Taxes Withheld                                                  0            (725,548)         (73,487)
------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME                                                    2,309,958          86,043,624        8,228,905
------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                            226,874          13,926,522        3,080,351
Distribution Expenses                                                29,217             101,656          520,628
Transfer Agent Fees                                                 204,187           3,767,444          918,694
Administrative Fees                                                  15,672             367,796           71,607
Custodian Fees and Expenses                                          10,567             283,390           61,090
Professional Fees and Expenses                                       15,662              83,603           28,494
Registration Fees and Expenses                                       26,402             251,231           83,210
Reports to Shareholders                                               7,910             173,135           82,270
Trustees' Fees and Expenses                                          11,280             114,919           29,153
Other Expenses                                                       11,814              76,138           15,529
------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                    559,585          19,145,834        4,891,026
  Fees and Expenses Absorbed by Investment Adviser                 (176,551)           (197,490)        (164,235)
  Fees and Expenses Paid Indirectly                                  (4,877)           (302,628)         (26,514)
------------------------------------------------------------------------------------------------------------------
     NET EXPENSES                                                   378,157          18,645,716        4,700,277
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             1,931,801          67,397,908        3,528,628
------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities and Foreign
     Currency Transactions                                          440,515          86,022,682       39,716,148
Change in Net Appreciation (Depreciation) of Investment Securities and
   Foreign Currency Transactions                                    519,048         (79,067,445)     (45,560,535)
------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENT SECURITIES                            959,563           6,955,237       (5,844,387)
------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          $  2,891,364       $  74,353,145      $(2,315,759)
==================================================================================================================

See Notes to Financial Statements

Statement of Changes in Net Assets
Year Ended August 31

                                                    Intermediate Government
                                                           Bond Fund                            Total Return Fund
--------------------------------------------------------------------------------------------------------------------
                                                 1998                  1997                1998               1997

OPERATIONS
Net Investment Income                 $     1,931,801       $     2,385,295     $    67,397,908    $    44,496,579
Net Realized Gain on Investment
  Securities and Foreign Currency
  Transactions                                440,515               126,618          86,022,682         20,361,309
Change in Net Appreciation (Depreciation)
  of Investment Securities and Foreign
  Currency Transactions                       519,048               348,594         (79,067,445)       269,713,544
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                           2,891,364             2,860,507          74,353,145        334,571,432
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                      (1,931,801)           (2,385,295)        (67,353,840)       (44,405,999)
Net Realized Gain on Investment Securities and
  Foreign Currency Transactions                     0                     0         (34,772,560)        (4,314,901)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        (1,931,801)           (2,385,295)       (102,126,400)       (48,720,900)
--------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sale of Shares               33,923,198            26,474,792       1,412,738,595        997,370,885
Reinvestment of Distributions               1,744,866             2,208,130         100,609,294         47,962,510
--------------------------------------------------------------------------------------------------------------------
                                           35,668,064            28,682,922       1,513,347,889      1,045,333,395
Amount Paid for Repurchases of Shares     (43,787,720)          (24,665,970)       (770,152,733)      (517,740,980)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM FUND SHARE
  TRANSACTIONS                             (8,119,656)            4,016,952         743,195,156        527,592,415
--------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets    (7,160,093)            4,492,164         715,421,901        813,442,947
NET ASSETS
Beginning of Period                        44,440,668            39,948,504       1,845,594,105      1,032,151,158
--------------------------------------------------------------------------------------------------------------------
End of Period                         $    37,280,575       $    44,440,668     $ 2,561,016,006    $ 1,845,594,105
====================================================================================================================
Accumulated Undistributed Net Investment
  Income Included in Net Assets at
  End of Period                       $           327       $             0     $       132,400    $       106,017


--------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                 2,691,029             2,132,651          46,622,819         39,163,785
Shares Issued from Reinvestment of
  Distributions                               139,204               178,829           3,448,941          1,844,859
--------------------------------------------------------------------------------------------------------------------
                                            2,830,233             2,311,480          50,071,760         41,008,644
Shares Repurchased                         (3,480,710)           (1,985,434)        (25,589,174)       (20,216,862)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Fund Shares       (650,477)              326,046          24,482,586         20,791,782
====================================================================================================================

See Notes to Financial Statements

Statement of Changes in Net Assets                             (Continued)
Year Ended August 31

                                                                                               Value Equity Fund
--------------------------------------------------------------------------------------------------------------------
                                                                                           1998               1997

OPERATIONS
Net Investment Income                                                           $     3,528,628    $     4,046,156
Net Realized Gain on Investment Securities and Foreign Currency Transactions         39,716,148         20,055,067
Change in Net Appreciation (Depreciation) of Investment Securities
  and Foreign Currency Transactions                                                 (45,560,535)        57,254,344
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                (2,315,759)        81,355,567
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                                                (3,546,111)        (4,071,368)
In Excess of Net Investment Income                                                      (11,054)                 0
Net Realized Gain on Investment Securities                                          (26,588,368)        (5,507,949)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                 (30,145,533)        (9,579,317)
--------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                                       451,339,743        517,380,902
Reinvestment of Distributions                                                        28,948,214          9,315,225
--------------------------------------------------------------------------------------------------------------------
                                                                                    480,287,957        526,696,127
Amounts Paid for Repurchases of Shares                                             (467,608,421)      (428,752,415)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                              12,679,536         97,943,712
--------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                                             (19,781,756)       169,719,962
NET ASSETS
Beginning of Period                                                                 369,765,620        200,045,658
--------------------------------------------------------------------------------------------------------------------
End of Period                                                                   $   349,983,864    $   369,765,620
====================================================================================================================
Accumulated Undistributed (Distributions In Excess of) Net Investment Income
  Included in Net Assets at End of Period                                       $       (10,836)   $        17,483

--------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                                          15,256,421         20,198,347
Shares Issued from Reinvestment of Distributions                                      1,058,632            378,067
--------------------------------------------------------------------------------------------------------------------
                                                                                     16,315,053         20,576,414
Shares Repurchased                                                                  (15,751,418)       (16,506,962)
--------------------------------------------------------------------------------------------------------------------
Net Increase in Fund Shares                                                             563,635          4,069,452
====================================================================================================================

See Notes to Financial Statements

Notes to Financial Statements

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Value Trust (the "Trust") is organized under the laws of the Commonwealth of Massachusetts and presently consists of three separate Funds: Intermediate Government Bond Fund, Total Return Fund and Value Equity Fund. The investment objective of each Fund is to achieve a high total return on investments through capital appreciation and current income. The Trust is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Trust's trustees.
          Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Trust's trustees. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
          Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
          If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Trust's trustees. Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
          Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Trust are fully collateralized by U.S. Government securities and such collateral is in the possession of the Trust's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.
          The Trust may have elements of risk due to investments in foreign issuers located in a specific country. Such foreign investments may subject the Trust to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.
          The Trust's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Trust does not hold short-term forward foreign currency contracts for trading purposes. The Trust may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
          Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. FEDERAL AND STATE TAXES -- The Trust has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. At August 31, 1998, Intermediate Government Bond Fund had $27,745, $16,031 and $8,387 in net capital loss carryovers which expire in the years 2003, 2004 and 2005, respectively.
          Net capital loss carryovers utilized in 1998 by Intermediate Government Bond Fund amounted to $384,251.
          To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.
          Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended August 31, 1998, 40.64% for Total Return Fund and 41.08% for Value Equity Fund qualified for the dividends received deduction available to the Trust's corporate shareholders.
          Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

E.   DIVIDENDS AND  DISTRIBUTIONS  TO SHAREHOLDERS -- For Total Return and Value
     Equity Funds, dividends and distributions to shareholders are recorded on the ex dividend/distribution date. All of Intermediate Government Bond Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Trust distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

        For the year ended August 31, 1998, the effects of such differences were as follows:

                                                      Accumulated
                                  Accumulated       Undistributed
                                Undistributed        Net Realized
                                          Net             Gain on
                                   Investment          Investment        Paid-In
Fund                                   Income          Securities        Capital
--------------------------------------------------------------------------------
Intermediate Government Bond Fund $       327        $    (7,167)      $   6,840
Total Return Fund                     (17,685)            12,206           5,479
Value Equity Fund                         218               (218)              0

          Net investment income, net realized gains and net assets were not affected.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Trust enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreeement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities.

G. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund. Under an agreement between each Fund and the Trust's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Transfer Agent Fees are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service agreements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations. For the year ended August 31, 1998, Fees and Expenses Paid Indirectly consisted of the following:

                                                 Custodian Fees         Transfer
Fund                                               and Expenses       Agent Fees
--------------------------------------------------------------------------------
Intermediate Government Bond Fund                    $    4,877        $       0
Total Return Fund                                       132,918          169,710
Value Equity Fund                                        26,514                0

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Trust's investment adviser. As compensation for its services to the Trust, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                                 AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                $500
                                     $0 to   Million     Over  $1 Billion  $2 Billion $4 Billion  $5 Billion     Over
                                      $500     to $1       $1       to $2       to $4      to $5       to $6       $6
Fund                               Million   Billion  Billion     Billion     Billion    Billion     Billion  Billion
------------------------------------------------------------------------------------------------------------------------
Intermediate Government Bond Fund    0.60%     0.50%    0.40%         --          --          --         --        --
Total Return Fund                    0.75%     0.65%       --      0.50%     0.45%(a)   0.40%(a)   0.375%(a) 0.35%(a)
Value Equity Fund                    0.75%     0.65%    0.50%         --          --          --         --        --

(a) Effective May 1, 1996, IFG voluntarily agreed to waive the portion of its fee which exceeds 0.50% of average net assets in excess of $2 Billion for Total Return Fund. Such wavier may be discontinued in the future.

     In accordance with a Sub-Advisory Agreement between IFG and INVESCO Capital Management, Inc. ("ICM"), an affiliate of IFG, investment decisions of the Trust were made by ICM. Fees for such sub-advisory services were paid by IFG.
     A plan of distribution pursuant to Rule 12b-1 of the Act (the "Plan") became effective November 1, 1997 for Intermediate Government Bond and Value Equity Funds and June 1, 1998 for Total Return Fund. The Plan provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of net assets. For the year ended August 31, 1998, Intermediate Government Bond, Total Return and Value Equity Funds paid the Distributor $24,404, $46,730 and $441,207, respectively, under the plan of distribution.
     IFG receives a transfer agent fee at an annual rate of $20.00 for Total Return and Value Equity Funds, and $26.00 for Intermediate Government Bond Fund per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
     In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
     IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Intermediate Government Bond and Value Equity Funds.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended August 31, 1998, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                         Purchases                     Sales
--------------------------------------------------------------------------------
Total Return Fund                       $  772,525,780             $ 187,652,626
Value Equity Fund                          185,239,228               204,715,145

     For the year ended August 31, 1998, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

Fund                                         Purchases                     Sales
--------------------------------------------------------------------------------
Intermediate Government Bond Fund      $    20,419,860            $   27,079,777
Total Return Fund                          395,374,324               245,372,102

NOTE 4 -- APPRECIATION AND DEPRECIATION. At August 31, 1998, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                                         Gross                   Gross                       Net
Fund                                              Appreciation            Depreciation              Appreciation
----------------------------------------------------------------------------------------------------------------

Intermediate Government Bond Fund             $        750,099        $         10,623          $        739,476
Total Return Fund                                  444,066,771             127,399,505               316,667,266
Value Equity Fund                                   89,878,865              33,232,633                56,646,232

NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Trust's officers and trustees are also officers and directors of IFG, IDI or ICM.
     The Trust has adopted an unfunded deferred compensation plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan were based on an annual rate equal to 40% of the retainer fee at the time of retirement. As of July 1, 1998, benefits are based on an annual rate of 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.
     Pension expenses for the year ended August 31, 1998, included in Trustees' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                              Unfunded
                                                       Pension                 Accrued                  Pension
Fund                                                  Expenses           Pension Costs                 Liability
-----------------------------------------------------------------------------------------------------------------
Intermediate Government Bond Fund             $            813        $          1,865          $          4,392
Total Return Fund                                       29,936                  38,653                    94,494
Value Equity Fund                                        6,032                   9,615                    22,832

NOTE 6 -- LINE OF CREDIT. The Trust has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At August 31, 1998, there were no such borrowings.

--------------------------------------------------------------------------------
Other Information
UNAUDITED


On May 6, 1998, a special meeting of the shareholders of the INVESCO Total Return Fund (the "Total Return Fund" or the "Fund") was held at which the approval to change the investment policies of Total Return Fund to permit more than five percent of the Fund's assets to be invested in a single issuer, provided that such purchases do not exceed twenty-five percent of the Fund's assets (Proposal 1) was ratified and the approval of a Plan and Agreement of Distirbutions (the "Plan") for the Fund (Proposal 2) was ratified. The following is a report on the votes cast:

Proposal                For          Against           Abstain            Total
-------------------------------------------------------------------------------
Total Return Fund
   Proposal 1    35,278,372        3,561,055         2,964,897       41,804,324
   Proposal 2    34,319,085        4,263,842         3,221,397       41,804,324

Financial Highlights
   -- Intermediate Government Bond Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                 Year Ended August 31
----------------------------------------------------------------------------------------------------------
                                               1998         1997          1996         1995         1994
PER SHARE DATA
Net Asset Value -- Beginning of Period         $12.44       $12.30       $12.64       $12.16      $13.25
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.64         0.66         0.73         0.73        0.70
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                0.32         0.14        (0.34)        0.48       (0.75)
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                 0.96         0.80         0.39         1.21       (0.05)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(a)          0.64         0.66         0.73         0.73        0.70
Distributions from Capital Gains                 0.00         0.00         0.00         0.00        0.34
----------------------------------------------------------------------------------------------------------
Total Distributions                              0.64         0.66         0.73         0.73        1.04
----------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period               $12.76       $12.44       $12.30       $12.64      $12.16
==========================================================================================================
TOTAL RETURN                                    7.92%        6.64%        3.12%       10.36%      (0.37%)

RATIOS
Net Assets -- End of Period ($000 Omitted)    $37,281      $44,441      $39,949      $37,339     $31,861
Ratio of Expenses to Average Net Assets(b)      1.01%(c)     1.02%(c)     1.15%(c)     1.20%       1.07%
Ratio of Net Investment Income to
  Average Net Assets(b)                         5.11%        5.32%        5.81%        6.04%       5.58%
Portfolio Turnover Rate                           57%          37%          63%          92%         49%


(a) Distributions in excess of net investment income for the year ended August 31, 1994 aggregated less than $0.01 on a per share basis.


(b) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.48%, 1.37% and 1.24%, respectively, and ratio of net investment income to average net assets would have been 4.64%, 4.97% and 5.72%, respectively.


(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

   -- Total Return Fund
(For a Fund Share Outstanding Throughout Each Period)

                                                                  Year Ended August 31
----------------------------------------------------------------------------------------------------------
                                               1998         1997         1996         1995        1994
PER SHARE DATA
Net Asset Value -- Beginning of Period         $27.77       $22.60       $20.95       $18.54      $18.27
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.83         0.77         0.73         0.72         0.69
Net Gains on Securities
   (Both Realized and Unrealized)               0.87         5.26         1.78         2.46         0.60
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                1.70         6.03         2.51         3.18         1.29
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.83         0.77         0.73         0.72         0.60
In Excess of Net Investment Income(a)           0.00         0.00         0.00         0.00         0.09
Distributions from Capital Gains                0.48         0.09         0.13         0.05         0.17
In Excess of Capital Gains                      0.00         0.00         0.00         0.00         0.16
----------------------------------------------------------------------------------------------------------
Total Distributions                             1.31         0.86         0.86         0.77         1.02
----------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period               $28.16       $27.77       $22.60      $20.95       $18.54
==========================================================================================================

TOTAL RETURN                                   6.02%       27.01%       12.06%       17.54%        7.22%

RATIOS
Net Assets -- End of Period ($000 Omitted) $2,561,016  $1,845,594   $1,032,151     $563,468     $292,765
Ratio of Expenses to Average Net Assets(b)     0 .79%(c)    0.86%(c)     0.89%(c)     0.95%        0.96%
Ratio of Net Investment Income to
  Average Net Assets(b)                        2.82%        3.11%        3.44%        3.97%        3.31%
Portfolio Turnover Rate                          17%           4%          10%          30%          12%

(a) Distributions in excess of net income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended August 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.80% and ratio of net investment income to average net assets would have been 2.81%.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Advisor, if applicable, which is before any offset arrangements.

    -- Value Equity Fund
(For a Fund Share Outstanding Throughout Each Period)


                                                                 Year Ended August 31
------------------------------------------------------------------------------------------------------------
                                               1998         1997         1996         1995         1994
PER SHARE DATA
Net Asset Value -- Beginning of Period         $28.30       $22.24       $19.53       $18.12       $17.79
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.26         0.35         0.35         0.39          0.36
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)              (0.43)        6.62         3.09         2.58          1.20
------------------------------------------------------------------------------------------------------------
Total from Investment Operations               (0.17)        6.97         3.44         2.97          1.56
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.26         0.35         0.35         0.39          0.31
In Excess of Net Investment Income  (a)         0.00         0.00         0.00         0.00          0.04
Distributions from Capital Gains                2.19         0.56         0.38         1.17          0.88
------------------------------------------------------------------------------------------------------------
Total Distributions                             2.45         0.91         0.73         1.56          1.23
------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period               $25.68       $28.30       $22.24      $19.53        $18.12
============================================================================================================

TOTAL RETURN                                 (1.06%)       32.04%       17.77%       17.84%         9.09%

RATIOS
Net Assets -- End of Period ($000 Omitted)  $349,984     $369,766     $200,046     $153,171      $111,850
Ratio of Expenses to Average Net Assets(b)     1.15%(c)     1.04%(c)     1.01%(c)     0.97%         1.01%
Ratio of Net Investment Income to
   Average Net Assets(b)                       0.86%        1.35%        1.64%        2.17%         1.80%
Portfolio Turnover Rate                          48%          37%          27%          34%           53%

(a) Distributions in excess of net investment income for the year ended August 31, 1998, aggregated less than $0.01 on a per share basis.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended August 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.19% and ratio of net investment income to average net assets would have been 0.82%.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Advisor, if applicable, which is before any expense offset arrangements.

Report of Independent Accountants

To the Board of Directors and Shareholders of INVESCO Value Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Intermediate Government Bond Fund, INVESCO Total Return Fund and INVESCO Value Equity Fund (constituting INVESCO Value Trust, hereafter to as the "Fund") at August 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Denver, Colorado
September 30, 1998

EasiVest makes it easy to pay yourself first.

     It seems that for most of us the hardest part of investing at regular intervals comes down to simply writing the check, finding the stamp, and putting it in the mail. But with INVESCO's EasiVest it's so easy that we'll do almost all the work for you.

     After you fill out the authorization and return it with a voided check, the exact dollar amount you specify will be electronically transferred from your bank account to your designated fund on the same day each month.

Using EasiVest is one of the few time when you'll find the easy way may also be one of the best.

     For years smart investors have used an investment strategy known as dollar-cost averaging. It only makes sense that when prices are high an investor will want to buy fewer shares, and when prices are low he will want to buy more. By investing a fixed amount at regular intervals with INVESCO's EasiVest, you can take advantage of these market fluctuations.

     Over a sufficient period of time, dollar-cost averaging may make the average price you pay per share less than the actual average price per share. So follow the lead of successful investors and take advantage of dollar-cost averaging with INVESCO's EasiVest.

     Like other investment systems, periodic investment plans to not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

     Just follow these simple authorization instructions and let INVESCO's EasiVest help you build for your future.

     1. Call your bank for their ABA and account numbers. Then complete the EasiVest authorization and sign it the same way you would your personal checks.

     2.   Enclose an  unsigned,  personal  check or savings  deposit slip marked
          "Void."

     3. Place a voided check or savings deposit slip and signed authorization form in an envelope; then mail it to us.

     It's that easy to start building your mutual fund portfolio. And you can take advantage of INVESCO's EasiVest with as little as $50 a month.

Questions?  Call us at 1-800-525-8085.
Start building for your future today.

EASIVEST AUTHORIZATION FOR AUTOMATIC INVESTMENTS

         Before returning this Authorization, please be sure to contact your bank for the correct ABA number and account number.

I authorize INVESCO Funds Group to transfer money from my checking or savings account on or about the 7th or 21st (check one) day of each month for the amounts and funds indicated below:

Fund___________________________________ Acct.#_______________________________

$__________________________ ($50 minimum)            ___ 7th  ___21st


----------------------------------------------------------------------------
Bank Name

----------------------------------------------------------------------------
Bank Street Address

----------------------------------------------------------------------------
City, State, Zip

----------------------------------------------------------------------------
ABA Number (available from your bank)                         Bank Phone Number

_______________________________ This is a __Checking Account __ Savings Account Bank Account Number

----------------------------------------------------------------------------
Owner's Name (First, Middle Initial, Last)

----------------------------------------------------------------------------
Joint Owner's Name (First, Middle Initial, Last)

----------------------------------------------------------------------------
Owner Street Address

----------------------------------------------------------------------------
City, State, Zip

----------------------------------------------------------------------------
Signature                                                               Date

----------------------------------------------------------------------------
Signature                                                               Date

----------------------------------------------------------------------------
Daytime Telephone Number                            Evening Telephone Number

Don't forget to attach a voided check or deposit slip.

This authority is to remain in effect until I revoke it in writing and, until INVESCO receives such notification, I agree INVESCO will be fully protected in honoring any such electronic debit. I further agree that if any such electronic debit is not honored, whether with cause or without cause and whether intentionally or unintentionally, INVESCO will not be liable whatsoever. This authorization will become a part of the fund application subject to the terms, representations and conditions thereof.

Like other investment systems, period investment plans do not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

Annual Report

INVESCO

INVESCO Distributors, Inc., (SM)
Distributor
Post Office Box 173706
Denver, CO 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

This information must be
preceded or accompanied
by a current prospectus.